SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15:-	SUBSEQUENT EVENTS

a.
On January 31, 2018 the Company entered into an agreement (“Agreement”) with NitricGen, Inc. (“NitricGen”) to acquire a global, exclusive, transferable license and associated assets including intellectual property, know-how, trade secrets and confidential information from NitricGen related to NO delivery systems (“Delivery System”).

According to the Agreement, the Company agreed to pay NitricGen a total of $2,000 in several future payments depended on achieving some milestones, as defined in the Agreement, and to pay NitricGen royalties on sales of the Delivery System. In addition, the Company agreed to grant NitricGen warrants to purchase 100,000 shares of AITT common stock at an exercise price of $6.90 per share.

On March 2018 the Company paid NitricGen $200 for achieving the first millstones as defined in the Agreement.

b.	On February 16, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the several purchasers (the “Purchasers”).

Pursuant to the Purchase Agreement, the Company agreed to sell to the Purchasers (the “Offering”) warrants to purchase 4,599,604 shares of its common stock, par value $0.0001 per share (the “Common Stock”) at a purchase price of $0.01 per underlying warrant share. The warrants are comprised of an aggregate of (i) 2,299,802 Tranche A Warrants (the “Tranche A Warrants”) to purchase one share of Common Stock (the “Tranche A Warrant Shares”) at an exercise price of $4.25 per Tranche A Warrant Share, exercisable within three days from the issue date of the Warrants and (ii) an equal number of Tranche B Warrants (the “Tranche B Warrants” and, together with the Tranche A Warrants, the “Warrants”) to purchase one share of Common Stock (the “Tranche B Warrant Shares” and, together with the Tranche A Warrant Shares, the “Warrant Shares”) at an exercise price of $4.25 per Tranche B Warrant Share, exercisable within three years from the issue date of the Warrants.

The closing of the Offering occurred on February 16, 2018 (the “Closing”) and was subject to the satisfaction of specified customary closing conditions. Immediately following the Closing, each Purchaser exercised the full amount of their Tranche A Warrants resulting in gross proceeds to the Company from the sale of the Warrants to the Investors, together with the exercise price of the Tranche A Warrants, of $9,820.